BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

NOTE 4: BUSINESS COMBINATIONS

Bailey 44

On February 12, 2020, the Company acquired 100% of the membership interests of Bailey. The purchase price consideration included (i) an aggregate of 20,754,717 shares of Series B Preferred Stock of the Company (the “Parent Stock”) and (ii) a promissory note in the principal amount of $4,500,000.

Of the shares of Parent Stock issued in connection with the Merger, 16,603,773 shares were delivered on the effective date of the Merger (the “Initial Shares”) and 4,150,944 shares were held back solely, and only to the extent necessary, to satisfy any indemnification obligations of Bailey or the Holders pursuant to the terms of the Merger Agreement (the “Holdback Shares”).

DBG agreed that if at that date which is one year from the closing date of the IPO, the product of the number of shares of Parent Stock issued under the Merger multiplied by the sum of the closing price per share of the common stock of the Company on such date, plus Sold Parent Stock Gross Proceeds (as that term is defined in the Merger Agreement), does not exceed the sum of $11,000,000 less the value of any Holdback Shares cancelled further to the indemnification provisions of the Merger Agreement, then the Company shall issue to the Holders pro rata an additional aggregate number of shares of common stock of the Company equal to the valuation shortfall at a per share price equal to the then closing price per share of the common stock of the Company.

Series B preferred stock	$11,000,000
Promissory note payable	4,500,000
Purchase price consideration	$15,500,000

Purchase Price
Allocation
Cash and cash equivalents	$106,913
Accounts receivable, net	37,479
Due (to) from factor, net	(312,063)
Inventory	3,303,660
Prepaid expenses	165,856
Deposits	187,493
Property, equipment and software, net	1,215,748
Goodwill	6,479,218
Intangible assets	8,600,000
Accounts payable	(3,397,547)
Accrued expenses and other liabilities	(886,757)
Purchase price consideration	$15,500,000

As of December 31, 2021, the Company has a contingent consideration liability of $7,935,016 based on the valuation shortfall as noted above. See Note 3.

Harper & Jones

On May 18, 2021, the Company closed its acquisition of H&J pursuant to its previously disclosed Membership Interest Stock Purchase Agreement (as amended, the “Purchase Agreement”) with D. Jones Tailored Collection, Ltd. (the “Seller”), to purchase 100% of the issued and outstanding equity of Harper & Jones LLC. The purchase price consideration included (i) an aggregate of 2,192,771 shares of the Company’s common stock and (ii) $500,000 financed from the proceeds of the IPO.

Pursuant to the H&J Purchase Agreement, the Seller, as the holder of all of the outstanding membership interests of H&J, exchanged all of such membership interests for a number of common stock of the Company equal to the lesser of (i) $9.1 million at a per share price equal to the initial public offering price of the Company’s shares offered pursuant to its initial public offering or (ii) the number of Subject Acquisition Shares; “Subject Acquisition Shares” means the percentage of the aggregate number of shares of the Company’s common stock issued pursuant to the Agreement, which is the percentage that Subject Seller Dollar Value is in relation to Total Dollar Value. “Subject Seller Dollar Value” means $9.1 million. If, at the one year anniversary of the closing date of the Company’s IPO, the product of the number of shares of the Company’s common stock issued at the closing of the acquisition multiplied by the average closing price per share of the shares of the Company’s common stock as quoted on the NasdaqCM for the thirty (30) day trading period immediately preceding such date does not exceed the sum of $9.1 million less the value of any shares of the Company’s common stock cancelled further to any indemnification claims made against the Seller then the Company shall issue to Seller an additional aggregate number of shares of the Company’s common stock equal to the valuation shortfall at a per share price equal to the then closing price per share of the Company’s common stock as quoted on the NasdaqCM.

The Company evaluated the acquisition of H&J pursuant to ASC 805 and ASU 2017-01, Topic 805, Business Combinations. The acquisition method of accounting requires, among other things, that the assets acquired and liabilities assumed in a business combination be measured at their estimated respective fair values as of the closing date of the acquisition. Goodwill recognized in connection with this transaction represents primarily the potential economic benefits that the Company believes may arise from the acquisition.

Total fair value of the purchase price consideration was determined as follows:

Cash	$500,000
Common stock	8,025,542
Contingent consideration	3,421,516
Purchase price consideration	$11,947,058

The Company has made an allocation of the purchase price in regard to the acquisition related to the assets acquired and the liabilities assumed as of the purchase date. The following table summarizes the purchase price allocation:

Purchase Price
Allocation
Cash and cash equivalents	$24,335
Accounts receivable, net	49,472
Inventory	77,159
Prepaid expenses	69,715
Deposits	4,416
Property, equipment and software, net	83,986
Goodwill	9,681,548
Intangible assets	3,936,030
Accounts payable	(51,927)
Accrued expenses and other liabilities	(107,957)
Deferred revenue	(269,848)
Due to related parties	(1,361)
Loan payable	(148,900)
Note payable - related party	(299,489)
Deferred tax liability	(1,100,120)
Purchase price consideration	$11,947,058

The customer relationships and will be amortized on a straight-line basis over their estimated useful lives of three years. The brand name is indefinite-lived. The Company used the relief of royalty approach to estimate the fair value of intangible assets acquired.

Goodwill is primarily attributable to the go-to-market synergies that are expected to arise as a result of the acquisition and other intangible assets that do not qualify for separate recognition. The goodwill is not deductible for tax purposes.

The Company recorded an initial contingent consideration liability at a fair value of $3,421,516 based on the valuation shortfall noted above. As of December 31, 2021, the H&J contingent consideration was valued at $4,244,460. See Note 3.

The results of H&J have been included in the consolidated financial statements since the date of acquisition. H&J’s net revenue and net loss included in the consolidated financial statements since the acquisition date were approximately $1,860,000 and $390,000, respectively.

Stateside

On August 30, 2021, the Company entered into a Membership Interest Purchase Agreement (the “MIPA”) with Moise Emquies pursuant to which the Company acquired all of the issued and outstanding membership interests of MOSBEST, LLC, a California limited liability company (“Stateside” and such transaction, the “Stateside Acquisition”). Pursuant to the MIPA, Moise Emquies, as the holder of all of the outstanding membership interests of Stateside, exchanged all of such membership interests for $5.0 million in cash and 1,101,538 shares of the Company’s common stock (the “Shares”), which number of Shares was calculated in accordance with the terms of the MIPA. Of such amount, $375,000 in cash and a number of Shares equal to $375,000, or 82,615 shares (calculated in accordance with the terms of the MIPA), is held in escrow to secure any working capital adjustments and indemnification claims. The MIPA contains customary representations, warranties and covenants by Moise Emquies.

The Company evaluated the acquisition of Stateside pursuant to ASC 805 and ASU 2017-01, Topic 805, Business Combinations. The acquisition method of accounting requires, among other things, that the assets acquired and liabilities assumed in a business combination be measured at their estimated respective fair values as of the closing date of the acquisition. Goodwill recognized in connection with this transaction represents primarily the potential economic benefits that the Company believes may arise from the acquisition.

Total fair value of the purchase price consideration was determined as follows:

Cash	$5,000,000
Common stock	3,403,196
Purchase price consideration	$8,403,196

The Company has made an allocation of the purchase price in regard to the acquisition related to the assets acquired and the liabilities assumed as of the purchase date. The following table summarizes the purchase price allocation:

Purchase Price
Allocation
Cash and cash equivalents	$32,700
Accounts receivable, net	154,678
Due from factor, net	371,247
Inventory	603,625
Prepaid expenses	7,970
Deposits	9,595
Goodwill	2,104,056
Intangible assets	5,939,140
Accounts payable	(374,443)
Accrued expenses and other liabilities	(445,372)
Purchase price consideration	$8,403,196

The customer relationships and will be amortized on a straight-line basis over their estimated useful lives of three years. The brand name is indefinite-lived. The Company used the relief of royalty and income approach to estimate the fair value of intangible assets acquired.

Goodwill is primarily attributable to the go-to-market synergies that are expected to arise as a result of the acquisition and other intangible assets that do not qualify for separate recognition. The goodwill is not deductible for tax purposes.

Per the terms of the MIPA, a working capital adjustment of $493,791 was recorded during the fourth quarter. Net amounts due to the seller are $396,320 at December 31, 2021 (Note 7).

The results of Stateside have been included in the consolidated financial statements since the date of acquisition. Stateside’s net revenue and net loss included in the consolidated financial statements since the acquisition date were approximately $1,695,000 and $285,000, respectively.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information presents the Company’s financial results as if the Bailey, H&J and Stateside acquisitions had occurred as of January 1, 2020. The unaudited pro forma financial information is not necessarily indicative of what the financial results actually would have been had the acquisitions been completed on this date. In addition, the unaudited pro forma financial information is not indicative of, nor does it purport to project, the Company’s future financial results. The following unaudited pro forma financial information includes incremental property and equipment depreciation and intangible asset amortization as a result of the acquisitions. The pro forma information does not give effect to any estimated and potential cost savings or other operating efficiencies that could result from the acquisition:

	Year Ended
	December 31,
	2021	2020
Net revenues	$11,834,601	$12,989,493
Net loss	$(33,259,224)	$(12,761,206)
Net loss per common share	$(4.33)	$(19.21)